Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Manor Fund
Account Value [Line Items]
Account Value	$ 21,323	$ 18,974	$ 17,443	$ 16,677	$ 15,423	$ 18,672	$ 17,266	$ 14,418	$ 12,179	$ 13,609	$ 12,047	$ 10,339	$ 12,144	$ 12,851	$ 11,621	$ 10,562	$ 9,524	$ 9,874	$ 10,515	$ 10,099	$ 10,000
Growth Fund
Account Value [Line Items]
Account Value	31,193	27,996	25,755	22,803	22,812	27,598	24,070	21,578	17,628	17,037	15,232	13,029	14,237	13,933	12,371	11,131	10,505	10,653	10,780	10,668	10,000
Bond Fund
Account Value [Line Items]
Account Value	10,103	10,174	9,858	9,768	9,981	10,619	10,713	10,940	11,029	10,332	10,253	9,913	9,751	9,847	9,887	9,858	10,137	9,983	10,026	9,988	10,000
Lipper Large Cap Core
Account Value [Line Items]
Account Value	29,198	25,795	23,939	21,016	20,404	25,397	23,155	20,150	16,557	17,356	15,779	13,475	14,468	14,205	12,708	11,670	10,702	10,396	10,545	10,469	10,000
S P 500 Index [Member]
Account Value [Line Items]
Account Value	33,520	29,074	26,912	23,022	22,502	28,114	25,175	21,843	17,881	18,449	16,632	14,031	15,063	14,674	13,170	12,045	11,171	10,758	10,742	10,611	10,000
Lipper Large Cap Growth
Account Value [Line Items]
Account Value	37,408	31,758	28,922	23,082	23,082	33,418	31,014	27,311	21,853	19,705	17,977	14,772	16,179	14,829	13,223	11,267	10,777	11,213	11,079	10,613	10,000
Lipper US Government
Account Value [Line Items]
Account Value	10,830	10,927	10,647	10,493	10,890	11,880	11,905	12,107	12,085	11,326	11,176	10,695	10,523	10,605	10,557	10,404	10,688	10,260	10,257	10,219	10,000
B B G Barclays [Member]
Account Value [Line Items]
Account Value	$ 11,166	$ 11,142	$ 10,802	$ 10,684	$ 10,913	$ 11,585	$ 11,653	$ 11,788	$ 11,792	$ 11,144	$ 11,013	$ 10,591	$ 10,371	$ 10,443	$ 10,451	$ 10,326	$ 10,591	$ 10,218	$ 10,180	$ 10,098	$ 10,000